UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Weekly Variable Rate Bonds (63.2%)
$80,100	Arizona Health Facilities Authority, Banner Health Ser 2008 E	0.02%	04/07/15	01/01/29	$80,100,000
201,800	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.01	04/07/15	06/01/41	201,800,000
	California Statewide Communities Development Authority,
101,405	Gas Supply Sacramento Municipal Utility District Ser 2010	0.02	04/07/15	11/01/40	101,405,000
129,800	Kaiser Permanente Ser 2008 A	0.01	04/07/15	04/01/32	129,800,000
16,870	Kaiser Permanente Ser 2009 C-2	0.01	04/07/15	04/01/46	16,870,000
98,875	Charlotte, NC, Water & Sewer System Ser 2006 B	0.01	04/07/15	07/01/36	98,875,000
	Colorado Springs, CO,
58,720	Utilities System Sub Lien Ser 2004 A	0.05	04/07/15	11/01/23	58,720,000
35,595	Utilities System Sub Lien Ser 2005 A	0.03	04/07/15	11/01/35	35,595,000
48,525	Utilities System Sub Lien Ser 2006 A	0.04	04/07/15	11/01/25	48,525,000
28,485	Utilities System Sub Lien Ser 2007 A	0.02	04/07/15	11/01/37	28,485,000
87,275	Utilities System Sub Lien Ser 2007 B	0.02	04/07/15	11/01/26	87,275,000
42,495	Utilities System Sub Lien Ser 2009 C	0.02	04/07/15	11/01/28	42,495,000
37,670	Utilities System Sub Lien Ser 2010 C	0.02	04/07/15	11/01/40	37,670,000
5,360	Deutsche Bank SPEARS, CO, Colorado Health Facilities Authority Catholic Health Initiatives Ser 2013A DBE-1234 (c)	0.09	04/07/15	01/01/45	5,360,000
6,000	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 Spears Ser DBE-1187 (c)	0.15	04/07/15	06/01/31	6,000,000
20,525	Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.14	04/07/15	10/01/33	20,525,000
	Deutsche Bank SPEARS, IL,
13,330	Illinois Ser June 2013 SPEARS Ser DBE-1184 (c)	0.14	04/07/15	07/01/31	13,330,000
17,050	Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.14	04/07/15	09/01/38	17,050,000
5,270	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121 (c)	0.14	04/07/15	10/01/42	5,270,000
9,300	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.10	04/07/15	06/15/45	9,300,000
29,340	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.14	04/07/15	11/01/35	29,340,000
97,080	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.02	04/07/15	04/01/38	97,080,000
23,800	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.03	04/07/15	10/15/16	23,800,000
	Gainesville, FL,
110,090	Utilities System 2007 Ser A	0.04	04/07/15	10/01/36	110,090,000
90,000	Utilities System 2008 Ser B	0.02	04/07/15	10/01/38	90,000,000
20,465	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.02	04/07/15	11/15/33	20,465,000
	Houston, TX,
100,000	Combined Utility System First Lien Ser 2004 B5	0.01	04/07/15	05/15/34	100,000,000
65,525	Combined Utility System First Lien Ser 2004 B6	0.01	04/07/15	05/15/34	65,525,000
	Illinois Toll Highway Authority,

62,850	Toll Highway Senior Priority Ser 2007 A-1B	0.03	04/07/15	07/01/30	62,850,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.03	04/07/15	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.01	04/07/15	11/15/33	20,075,000
121,360	Trinity Health Ser 2008 D-1	0.01	04/07/15	12/01/34	121,360,000
25,470	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.04	04/07/15	01/01/35	25,470,000
53,900	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.02	04/07/15	07/01/35	53,900,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.03	04/07/15	10/01/42	37,470,000
88,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.02	04/07/15	05/01/33	88,100,000
25,000	Louisiana, Gasoline & Fuels Tax Ser 2013 A Eagle #20140049 Class A (c)	0.03	04/07/15	05/01/41	25,000,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.01	04/07/15	02/15/43	59,400,000
9,900	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.02	04/07/15	07/01/29	9,900,000
	Massachusetts Department of Transportation,
32,845	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.01	04/07/15	01/01/39	32,845,000
30,000	Metropolitan Highway System Contract Assistance Ser 2010 A-3	0.01	04/07/15	01/01/39	30,000,000
50,000	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.02	04/07/15	01/01/29	50,000,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.02	04/07/15	08/01/37	55,485,000
38,110	Gen Ser 2008 A-2	0.02	04/07/15	08/01/37	38,110,000
88,300	Gen Ser 2008 A-3	0.02	04/07/15	08/01/37	88,300,000
109,160	Gen Ser 2008 C-2	0.02	04/07/15	11/01/26	109,160,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.03	04/07/15	11/15/35	24,445,000
75,600	Ser 2005 E Subser E-1	0.02	04/07/15	11/01/35	75,600,000
	Mobile Downtown Redevelopment Authority, AL,
28,820	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.03	04/07/15	05/01/41	28,820,000
21,780	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.03	04/07/15	05/01/41	21,780,000
69,200	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.02	04/07/15	05/15/36	69,200,000
18,990	New Castle County, DE, University Courtyard Apartments Ser 2005	0.02	04/07/15	08/01/31	18,990,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.02	04/07/15	01/01/28	39,750,000
57,050	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.02	04/07/15	08/01/34	57,050,000
	New York City Municipal Water Finance Authority, NY,
72,000	2000 Ser C	0.01	04/07/15	06/15/33	72,000,000
50,000	Second General Fiscal 2003 F1B	0.01	04/07/15	06/15/35	50,000,000
136,125	Second General Fiscal 2010 Ser CC	0.02	04/07/15	06/15/41	136,125,000
95,000	Water & Sewer System Fiscal 20008 Subser B-1B	0.01	04/07/15	06/15/24	95,000,000
40,300	Water & Sewer System Fiscal 2008 Ser B-4	0.01	04/07/15	06/15/23	40,300,000
	New York City Transitional Finance Authority, NY,
90,000	Future Tax Fiscal 2010 Ser F Subser F-5	0.02	04/07/15	02/01/35	90,000,000
63,365	Future Tax Fiscal 2013 Ser C-5	0.01	04/07/15	11/01/41	63,365,000
36,275	New York City, NY, Fiscal 2004 Subser A-5	0.02	04/07/15	08/01/31	36,275,000

15,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2014 A & B Eagle #20140050 Class A (c)	0.03	04/07/15	10/01/41	15,000,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.02	04/07/15	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.02	04/07/15	10/01/36	75,800,000
100,000	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.02	04/07/15	10/01/33	100,000,000
44,965	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.03	04/07/15	07/01/40	44,965,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.02	04/07/15	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2	0.01	04/07/15	11/01/38	31,250,000
42,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.04	04/07/15	01/01/18	42,000,000
	RBC Municipal Products Trust, Inc., PA,
45,985	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.02	04/07/15	12/01/17	45,985,000
42,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.02	04/07/15	02/01/18	42,000,000
27,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.07	04/07/15	07/03/17	27,000,000
17,125	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.03	04/07/15	03/01/36	17,125,000
26,115	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.10	04/07/15	08/15/41	26,115,000
40,900	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.02	04/07/15	06/01/29	40,900,000
60,000	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	0.03	04/07/15	11/01/32	60,000,000
47,800	University of California Regents, Ser 2013 AL-4	0.01	04/07/15	05/15/48	47,800,000
81,600	University of Massachusetts Building Authority, Senior Ser 2011-1	0.01	04/07/15	11/01/34	81,600,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.03	04/07/15	12/01/34	30,000,000
	University of Texas Regents,
92,200	Financing System Ser 2007 B	0.01	04/07/15	08/01/34	92,200,000
78,250	Financing System Ser 2008 B	0.01	04/07/15	08/01/25	78,250,000
71,500	Financing System Ser 2008 B	0.01	04/07/15	08/01/32	71,500,000
120,375	Financing System Ser 2008 B	0.01	04/07/15	08/01/39	120,375,000
59,010	Permanent University Fund Ser 2008 A	0.01	04/07/15	07/01/38	59,010,000
118,385	Permanent University Fund Ser 2008 A	0.01	04/07/15	07/01/37	118,385,000
12,195	University of Virginia, General Ser 2013 Eagle #20140048 Class A (c)	0.03	04/07/15	06/01/37	12,195,000
54,665	Utah Water Finance Agency, Ser 2008 B	0.03	04/07/15	10/01/37	54,665,000
151,840	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.03	04/07/15	05/15/39	151,840,000
61,745	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.04	04/07/15	07/15/28	61,745,000
	Total Weekly Variable Rate Bonds (Cost $5,142,705,000)				5,142,705,000

	Daily Variable Rate Bonds (14.7%)
	East Baton Rouge Parish, LA,
115,350	Exxon Mobil Corporation Ser 2010 A	0.03	04/01/15	08/01/35	115,350,000

108,900	Exxon Mobil Corporation Ser 2010 B	0.03	04/01/15	12/01/40	108,900,000
93,315	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.02	04/01/15	11/01/41	93,315,000
73,425	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.01	04/01/15	12/01/39	73,425,000
194,300	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459 (c)	0.04	04/01/15	06/26/15	194,300,000
98,990	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.13	04/01/15	12/01/17	98,990,000
	Mississippi Business Finance Corporation,
49,100	Chevron USA Ser 2007 A	0.03	04/01/15	12/01/30	49,100,000
54,060	Chevron USA Ser 2010 K	0.01	04/01/15	11/01/35	54,060,000
	New York City Transitional Finance Authority, NY,
122,500	Future Tax Fiscal 2010 Ser G Subser G-5	0.02	04/02/15	05/01/34	122,500,000
40,800	Future Tax Fiscal 2014 Ser D Subser D-3	0.03	04/01/15	02/01/44	40,800,000
	New York City, NY,
53,450	Fiscal 2008 Ser J Subser J-3	0.02	04/02/15	08/01/23	53,450,000
86,185	Fiscal 2012 Subser G-6	0.02	04/01/15	04/01/42	86,185,000
105,600	Fiscal 2013 Ser F Subser F-3	0.03	04/01/15	03/01/42	105,600,000
	Total Daily Variable Rate Bonds (Cost $1,195,975,000)				1,195,975,000

	Put Option Bonds (7.2%)
20,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.09	10/27/15	12/01/46	20,000,000
9,000	Hawaii Department of Budget and Finance, Queen’s Health Systems Window Ser 2015 B	0.16	10/27/15	07/01/39	9,000,000
8,500	Hawaii Department of Budget and Finance, Queen’s Health Systems Window Ser 2015 C	0.16	10/27/15	07/01/39	8,500,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.14	10/27/15	04/01/51	8,500,000
98,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460 (c)	0.12	04/02/15	06/26/15	98,000,000
40,500	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461 (c)	0.07	04/07/15	06/26/15	40,500,000
59,660	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.07	06/11/15	08/01/18	59,660,000
14,000	Kent Hospital Finance Authority, MI, Spectrum Health Window Ser 2015 A	0.10	10/27/15	01/15/47	14,000,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.17	08/25/15	02/01/46	7,680,000
9,700	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.17	08/28/15	02/01/46	9,700,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.11	10/27/15	07/01/30	15,500,000
11,275	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-7	0.08	10/27/15	11/15/47	11,275,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.08	10/27/15	11/15/47	30,000,000
18,000	Missouri Health & Educational Facilities Authority, BJC Health System Window Ser 2013 C	0.09	10/27/15	01/01/50	18,000,000
16,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 B	0.16	10/27/15	06/01/41	16,000,000
16,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 C	0.16	10/27/15	06/01/41	16,000,000
7,610	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B	0.14	10/27/15	11/01/34	7,610,000

5,915	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 C	0.14	10/27/15	11/01/34	5,915,000
16,820	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2012 A	0.10	10/27/15	11/01/34	16,820,000
9,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.13	10/27/15	10/01/27	9,000,000
9,000	Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1	0.10	10/27/15	11/15/44	9,000,000
33,835	Suffolk Economic Development Authority, VA, Sentara Health Care Ser 2008 Eagle #20130014 Class A (c)	0.13	04/23/15	11/01/35	33,835,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.15	10/27/15	11/15/50	15,000,000
14,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.11	10/27/15	11/15/50	14,000,000
22,000	University of Colorado Hospital Authority, Window Ser 2015 A	0.10	10/27/15	11/15/46	22,000,000
10,000	University of Colorado Hospital Authority, Window Ser 2015 B	0.10	10/27/15	11/15/39	10,000,000
10,000	University of Colorado Hospital Authority, Window Ser 2015 C	0.10	10/27/15	11/15/24	10,000,000
17,975	University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2	0.11	10/27/15	11/01/34	17,975,000
6,000	Utah County, IHC Health Services, Inc. Window Ser 2014 B	0.08	10/27/15	05/15/49	6,000,000
6,000	Utah County, IHC Health Services, Inc. Window Ser 2014 C	0.08	10/27/15	05/15/49	6,000,000
16,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.17	08/27/15	01/01/35	16,000,000
	Total Put Option Bonds (Cost $581,470,000)				581,470,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE

	Municipal Bonds & Notes (5.0%)
17,200	Hazard, KY, Appalachian Regional Health Care Ser 2014 BANs, dtd 11/20/14	1.00%	0.40%	12/01/15	17,268,756
80,000	Los Angeles, CA, Ser 2014 TRANs, dtd 07/10/14	1.50	0.11	06/25/15	80,258,400
6,355	Maryland, State & Local Facilities Loan 1st Ser 2003, dtd 03/02/15	5.25	0.15	03/01/16	6,651,300
	Metropolitan Transportation Authority, NY,
1,700	Transportation Ser 2010 B Subser B-2, dtd 12/09/14	5.00	0.21	11/15/15	1,750,729
2,375	Transportation Ser 2010 D, dtd 12/12/14	4.00	0.21	11/15/15	2,431,073
6,000	Transportation Ser 2012 D, dtd 03/06/15	4.00	0.21	11/15/15	6,141,668
3,000	Transportation Ser 2012 F, dtd 12/09/14	4.00	0.21	11/15/15	3,070,827
1,000	Transportation Ser 2013 B, dtd 11/19/14	4.00	0.24	11/15/15	1,023,438
5,500	Transportation Ser 2014 C, dtd 01/28/15	2.00	0.18	11/15/15	5,562,369
4,600	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2014, dtd 11/20/14	1.00	0.25	12/01/15	4,623,015
	New York City Transitional Finance Authority, NY,
4,500	Future Tax Fiscal 2011 Ser E, dtd 12/12/14	5.00	0.17	11/01/15	4,627,033
8,300	Future Tax Fiscal 2014 Ser A, dtd 12/09/14	3.00	0.16	11/01/15	8,437,866
13,885	Future Tax Fiscal 2014 Ser C, dtd 02/04/14	5.00	0.13	11/01/15	14,280,186
6,115	Future Tax Fiscal 2014 Ser C (escrowed to maturity), dtd 02/04/14	5.00	0.13	11/01/15	6,289,041

12,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2015 BANs, dtd 02/19/15	1.00	0.28	03/01/16	12,079,331
	Texas,
3,000	Ser 2010 A, dtd 11/19/14	5.00	0.16	10/01/15	3,072,777
225,000	Ser 2014 TRANs, dtd 09/03/14	1.50	0.13	08/31/15	226,279,235
2,000	Texas Transportation Commission, Highway Improvement Ser 2010 B, dtd 10/31/14	5.00	0.12	04/01/15	2,000,000
	Total Municipal Bonds & Notes (Cost $405,847,044)				405,847,044

	Commercial Paper (5.0%)
70,000	Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1	0.13	0.13	11/04/15	70,000,000
80,000	Montgomery County, MD, 2009 Ser A BANs	0.03	0.03	04/08/15	80,000,000
70,000	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2014	0.03	0.03	04/09/15	70,000,000
	San Antonio, TX,
108,000	Electric & Gas Systems Ser B	0.06	0.06	05/07/15	108,000,000
75,550	Water System Ser 2012 A	0.04	0.04	04/06/15	75,550,000
	Total Commercial Paper (Cost $403,550,000)				403,550,000

		COUPON RATE (a)	DEMAND DATE (b)

	Closed-End Investment Companies (4.9%)
16,000	Blackrock Muniyield Quality Fund, Inc. (MQY), VRDP Ser W-7 (AMT) (c)	0.11%	04/07/15	10/01/41	16,000,000
86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.11	04/07/15	12/01/40	86,700,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.11	04/07/15	05/01/41	20,000,000
75,100	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.17	04/07/15	03/01/40	75,100,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.11	04/07/15	09/01/43	10,000,000
80,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.11	04/07/15	05/01/41	80,000,000
45,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.10	04/07/15	12/01/40	45,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.11	04/07/15	08/03/43	16,000,000
8,000	Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (c)	0.11	04/07/15	02/25/45	8,000,000
30,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	04/07/15	03/04/45	30,000,000
12,500	Western Asset Municipal Partners Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	04/07/15	03/11/45	12,500,000
	Total Closed-End Investment Companies (Cost $399,300,000)				399,300,000

NUMBER OF SHARES (000)
	Investment Company (0.0%)
1,800	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,800,000)				1,800,000
	Total Investments (Cost $8,130,647,044) (e)			100.0%	8,130,647,044
	Other Assets in Excess of Liabilities			0.0 (f)	3,164,809
	Net Assets			100.0%	$8,133,811,853

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended March 31, 2015, advisory fees paid were reduced by $35,240 relating to the Fund’s investment in the Liquidity Funds.

(e)	Cost is the same for federal income tax purposes.
(f)	Amount is less than 0.05%.

Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Portfolio Composition • March 31, 2015 (unaudited)

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	63.2%
Daily Variable Rate Bonds	14.7
Put Option Bonds	7.2
Municipal Bonds & Notes	5.0
Commercial Paper	5.0
Closed-End Investment Companies	4.9
Investment Company	0.0 +
100.0%

+	Amount is less than 0.05%.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$5,142,705,000	$—	$5,142,705,000
Daily Variable Rate Bonds	—	1,195,975,000	—	1,195,975,000
Put Option Bonds	—	581,470,000	—	581,470,000
Municipal Bonds & Notes	—	405,847,044	—	405,847,044
Commercial Paper	—	403,550,000	—	403,550,000
Closed-End Investment Companies	—	399,300,000	—	399,300,000
Investment Company	1,800,000	—	—	1,800,000
Total Assets	$1,800,000	$8,128,847,044	$—	$8,130,647,044

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015